Convertible Notes (Details) - Schedule of the fair value of warrants of the derivative at each balance sheet - Black-Scholes Option-Pricing Model Two [Member] - USD ($)
$ / shares in Units, $ in Thousands
	2 Months Ended	6 Months Ended
	Apr. 06, 2021	Jun. 30, 2021
Convertible Notes (Details) - Schedule of the fair value of warrants of the derivative at each balance sheet [Line Items]
Common stock price (in Dollars per share)	$ 1.97	$ 3.94
Expected volatility	322.00%	312.20%
Expected term	5 years	4 years 9 months 7 days
Risk free rate	0.88%	0.82%
Expected dividend yield	0.00%	0.00%
Fair Market Value of Warrants (in Dollars)	$ 21	$ 43